Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Cash Flows from Operating Activities:
Net loss	$ (144,613)	$ (928,416)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities-
Gain on revaluation of contingent earn-out liability	(705,892)	(742,084)
Depreciation and amortization	210,735	190,221
Stock-based compensation expense	919,032	915,494
Non-cash interest expense	4,087	55,017
Changes in operating assets and liabilities, net of effects of business acquisition-
Accounts receivable, net	(1,243,535)	(108,140)
Due from related party	0	84,210
Inventories	245,931	(680,744)
Prepaid expenses	(36,233)	19,312
Accounts payable	193,089	819,284
Customer advances	269,577	(371,650)
Accrued compensation and other	206,732	(185,875)
Net cash (used in) provided by operating activities	(81,090)	(933,371)
Cash Flows from Investing Activities:
Acquisition of businesses	0	(255,062)
Additional patent costs	(35,713)	(39,543)
Purchases of property and equipment	(16,784)	(113,197)
Net cash used in investing activities	(52,497)	(407,802)
Cash Flows from Financing Activities:
Payment of capital lease obligations	(40,705)	(38,349)
Payments of long-term debt	(367,341)	(247,002)
Issuance of long-term debt	750,000	0
Payment of debt issuance costs	(22,275)	(26,000)
Payment of acquisition earn-out liability	(166,667)	(166,667)
Gross proceeds from private placements of common stock	2,288,281	1,500,000
Gross proceeds from exercise of stock options	12,397	63,290
Net cash provided by (used in) financing activities	2,453,690	1,085,272
Net increase (decrease) in cash and cash equivalents	2,320,103	(255,901)
Cash and cash equivalents, beginning of year	605,749	861,650
Cash and cash equivalents, end of year	2,925,852	605,749
Supplemental disclosure of cash flow information:
Cash paid during the year for income taxes	1,936	912
Supplemental disclosure of non-cash financing activities:
Issuance of common stock for services	0	20,000
Acquisition of business financed with long-term debt	0	2,600,000
Common stock issued in business acquisition	$ 0	$ 4,000,000